Direct cost of revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of direct cost of revenues [Line Items]
Direct cost of revenues	$ 524,020	$ 398,545
Subscription revenue
Disclosure of direct cost of revenues [Line Items]
Direct cost of revenues	77,585	80,064
Transaction-based revenue
Disclosure of direct cost of revenues [Line Items]
Direct cost of revenues	390,522	271,035
Hardware and other revenue
Disclosure of direct cost of revenues [Line Items]
Direct cost of revenues	$ 55,913	$ 47,446